Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0002082557
Registrant Name	Golub Capital Private Income Fund S
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES